11007990

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

P. William Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

Received SEC
JUL 13 2011
Washington, DC 20549

CERT NAS
File No. 001-35231

July 13, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 12, 2011 The Nasdaq Stock Market (the "Exchange") received from Mitek Systems, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery